Note 18 - Financial Instruments - Valuation of Financial Instruments (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Liabilities measured at fair value on a recurring basis	$ 3,563	$ 3,216
Assets measured at fair value on a recurring basis	300
Fair Value, Inputs, Level 1 [Member]
Liabilities measured at fair value on a recurring basis
Assets measured at fair value on a recurring basis
Fair Value, Inputs, Level 2 [Member]
Liabilities measured at fair value on a recurring basis	341
Assets measured at fair value on a recurring basis	300
Fair Value, Inputs, Level 3 [Member]
Liabilities measured at fair value on a recurring basis	3,222	$ 3,216
Assets measured at fair value on a recurring basis